PROPERTY, PLANT AND EQUIPMENT	9 Months Ended
Sep. 30, 2026
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	* Prior period comparatives have been reclassified to conform with the current period presentationPROPERTY, PLANT AND EQUIPMENT
The following table summarizes the movement in the net book value of property, plant and equipment for the nine-month period ended September 30:

	2026	2025*

Balance as of January 1	849	624

Additions	179	221
Acquisitions**	54	1
Disposals and write off	(3)	(3)
Depreciation	(120)	(102)
Impairment	(7)	(6)
Translation adjustment	(46)	12
Transfers and reclassifications	—	(2)
Modifications and reassessments	76	58

Balance as of September 30	982	803
**Acquisitions for nine-month period ended September 30, 2026  of US$54 comprise property, plant and equipment for the six solar power plants acquisition (US$49), the SUNVIN 11 acquisition (US$2), ISP Shtorm LLC acquisition (US$2) and LLC Micromobility acquisition (US$1).
Acquisitions for the nine-month period ended September 30, 2025 of US$1 comprise property, plant and equipment related to the Uklon acquisition. See Note 5 for further details.